RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
13.
RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Group
Wangxiancai Limited*	An entity controlled by the legal representative and executive director of one of the subsidiaries
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group

* Wangxiancai Limited was no longer a related party of the Company since June 30, 2022 when the Company disposed of the Deconsolidated VIE’s Subsidiaries.

The Group entered into the following transactions with its related parties:

As stated in Note 1, on October 26, 2021 and December 17, 2021, the Group transferred the equity interest in the Q&K Investment Consulting and Q&K HK, respectively, to Wangxiancai Limited for nominal consideration.

For the six months ended March 31, 2022, the Group issued convertible notes in exchange for cash of $2,813 (RMB 17,832) to Key Space. Among the convertible notes issued in the six months ended March 31, 2022, $835 and $1,978 are subject to interest rate of 15% per annum and 17% per annum, respectively. For the six months ended March 31, 2022, the Group accrued interest expenses of RMB 26,870 on the convertible notes.

As of September 30, 2022 and March 31, 2022, amounts due to related parties were RMB 4,831 and RMB 5,394, respectively. The balance due to related parties represented borrowings from the related parties which were due within 12 months from borrowing. Details are as follows:

	As of September 30,	As of March 31,
	2022	2023
Key Space	4,065	4,065
Others	766	1,329
	4,831	5,394